Summary of significant accounting policies - Segment information and COVID-19 pandemic (Details) - EWC Ventures and its Subsidiaries [Member] $ in Thousands		1 Months Ended	12 Months Ended
	May 07, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Dec. 26, 2020 segment
Temporary Equity [Line Items]
Number of reportable segments | segment			1
Number of operating segments | segment			1
Class D Units [Member]
Temporary Equity [Line Items]
Aggregate number of shares issued | shares	1,742,798	2,500,000
Gross Proceeds | $	$ 17,428	$ 25,000
Revolving Credit Facility [Member]
Temporary Equity [Line Items]
Increase in borrowing capacity | $	$ 10,000	$ 10,000